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                                                             [THE HARTFORD LOGO]

                       ANNUAL PRODUCT INFORMATION NOTICE
                               DATED MAY 1, 2014
                                      FOR
               HARTFORD LIFE AND ANNUITY THE ONE(R) PROVIDER(SM)
             GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

We no longer file a fully updated prospectus and statement of additional information ("SAI) in a Registration Statement with the Securities and Exchange Commission for the above product. However, in order to provide you with updated information that would have been included in the updated prospectus and SAI we are providing you this Annual Product Information Notice. This Notice updates certain information in the prospectuses and SAIs dated May 1, 2007 for the variable life insurance product listed above. Please keep this Notice for future reference.

IMPORTANT FINANCIAL INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

We have included herein the financial statements for the Company and the Separate Account for the year ended December 31, 2013. The Company's ability to honor death benefit guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength. The financial statements of the Company should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

You should review the Company's financial statements and the Separate Account's financial statements that are included with this Notice. In addition, the Company's most recent financial statement information is available at www.hartfordinvestor.com or requests for copies can also be directed to Philadelphia Financial Administration Services Company, LLC, 100 Campus Drive, Suite 250, Florham Park, NJ 07932

1. FUND DATA

The following is a current list of the Investment Divisions and Portfolios included in this product:

 Fidelity VIP Asset Manager Investment Division                   Service Class of the Asset Manager(SM) Portfolio of the Fidelity
                                                                  Variable Insurance Products
 Fidelity VIP Equity-Income Investment Division                   Service Class of the Equity-Income Portfolio of the Fidelity
                                                                  Variable Insurance Products
 Fidelity VIP Growth Opportunities Investment Division            Service Class of the Growth Opportunities Portfolio of the
                                                                  Fidelity Variable Insurance Products
 Fidelity VIP High Income Investment Division                     Service Class of the High Income Portfolio of the Fidelity
                                                                  Variable Insurance Products
 Fidelity VIP Index 500 Investment Division                       Initial Class of the Index 500 Portfolio of the Fidelity Variable
                                                                  Insurance Products
 Fidelity VIP Money Market Investment Division                    Initial Class of the Money Market Portfolio of the Fidelity
                                                                  Variable Insurance Products
 JPMorgan Insurance Trust Core Bond Investment Division           Class 1 of JPMorgan Insurance Trust Core Bond Portfolio
 JPMorgan Insurance Trust Equity Index Investment Division        Class 1 of JPMorgan Insurance Trust Equity Index Portfolio

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
 JPMorgan Insurance Trust Intrepid Growth Investment Division   Class 1 of JPMorgan Insurance Trust Intrepid Growth Portfolio
 JPMorgan Insurance Trust Intrepid Mid Cap Investment Division  Class 1 of JPMorgan Insurance Trust Intrepid Mid Cap
                                                                Portfolio
 JPMorgan Insurance Trust Mid Cap Growth Investment Division    Class 1 of JPMorgan Insurance Trust Mid Cap Growth Portfolio
 JPMorgan Insurance Trust Mid Cap Value Investment Division     Class 1 of JPMorgan Insurance Trust Mid Cap Value Portfolio
 JPMorgan Insurance Trust U.S. Equity Investment Division       Class 1 of JPMorgan Insurance Trust U.S. Equity Portfolio
 Putnam VT International Equity Investment Division             Class IB of the Putnam VT International Equity Fund of Putnam
                                                                Variable Trust
 Putnam VT Voyager Investment Division                          Class IB of the Putnam VT Voyager Fund of Putnam Variable
                                                                Trust

The following amends the "Annual Fund Operating Expenses" section of the FEE TABLES portion of your prospectus:

Each Investment Division purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying fund reflects the investment advisory fees and other expenses of the underlying Fund that are described in each underlying Fund's prospectus.

The following table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2013:

                                                                                      MINIMUM          MAXIMUM
------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                    0.10%            1.14%
(Expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees and other expenses)

Refer to the updated underlying Fund prospectuses for updated information about the underlying Funds, including Fund fees, charges and investment objectives.

2. FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES

The following updates "The Funds" section of the ABOUT US portion of your prospectus:

For the fiscal year ended December 31, 2013, revenue sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), did not exceed: $987,963.05 (excluding indirect benefits received by offering HLS Funds as investment options).

3. LEGAL MATTERS

The following amends the LEGAL MATTERS section of your prospectus:

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

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4. PREMIUMS

You may send premium payments to us by means of the following methods:

     By Mail

     Make your check payable to: THE HARTFORD

     Note your Policy/Certificate number on the check and cover letter.

     Mail your check to:

     Attn: Document Controls Services
     The Hartford-(Private Placement Life Insurance)
     1 Griffin Road North
     Windsor, CT 06095-1512

     By Wire

     You may also arrange to pay your premium by wire by calling Philadelphia Financial Administration Services Company, LLC* at 1-800-854-3384.

       * Philadelphia Financial Administration Services Company, LLC ("PFASC") is the Third Party Administrator ("TPA") for certain insurance policies issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company ("The Hartford") pursuant to an Administrative Services Agreement. The Hartford and Philadelphia Financial Distribution Company are not affiliated.

ADDITIONAL INFORMATION AND CONTACTING THE HARTFORD

In addition to this Notice, you will continue to receive The Hartford Company and separate account financial statements and the updated underlying fund prospectuses. You will also receive each underlying fund's annual and semi-annual reports as well as policyholder reports. If you have consented to electronic delivery of the prospectus information, you may find it on the Advantage.HartfordLifePrivatePlacement.com website; otherwise, for policy information, please contact our customer service representatives at Philadelphia Financial Administration Services Company, LLC via telephone at 1-800-854-3384 or via mail at Philadelphia Financial Administration Services Company, LLC, 100 Campus Drive, Suite 250, Florham Park, NJ 07932.

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